SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impairment of Long-lived Assets
Impairment of long-lived assets	$ 0	$ 0
Revenue Recognition
Period of cancellation of distribution agreement by way of written notice	30 days
Percentage of handling charges to be reduced from repurchase price on termination by distributor without cause	5.00%
Percentage of total revenue from sales through distributors	90.00%	92.00%	90.00%
Accrued warranty	654	598
Accrual warranty expenses	665	361	421
Actual warranty expenses	609	258	332
Government Subsidies
Amount of government grant subsidies recorded as a deduction to research and development expense	908	1,759	0
Amount of government grant subsidies recorded as a deduction to the carrying value of the depreciable assets	0	0	0
Amount of deferred liability recorded for cash subsidy received from the PRC government	3,737	0
Amount of deferred liability recorded for cash subsidy received from the PRC government recorded in other long-term liability	$ 3,245	$ 0